Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 3.3%
Consumer Staples Distribution & Retail: 2.3%
4,649,942	Southeastern Grocers, Inc. [1,2]	$117,992,278
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,8]	46,248
		118,038,526
Metals & Mining: 1.0%
705	Real Alloy Holding, Inc. [1,2]	49,783,508
TOTAL COMMON STOCKS (Cost $99,169,632)		167,822,034

CONVERTIBLE PREFERRED STOCKS: 0.9%
Ground Transportation: 0.9%
490,000	Daseke, Inc., 7.63% [2,5]	46,944,450
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,000,000)		46,944,450

Contracts
WARRANT: 0.0% [10]
1,601,250	Avation PLC, (Expiration date 10/31/2026, Exercise Price 114.5 GBP) [1,2]	408,206
TOTAL WARRANT (Cost $–)		408,206

Principal Amount
CORPORATE BONDS: 74.3%
Automobile Components: 5.2%
	Adient Global Holdings Ltd.
12,650,000	7.000%, 04/15/2028	13,087,057
	American Axle & Manufacturing, Inc.
12,524,000	6.250%, 03/15/2026	12,456,295
9,260,000	6.500%, 04/01/2027	9,304,356
40,000,000	6.875%, 07/01/2028	39,344,121
	Patrick Industries, Inc.
51,339,000	7.500%, 10/15/2027	51,614,434
	Real Hero Merger Sub 2, Inc.
54,702,000	6.250%, 02/01/2029 [3]	47,221,285
	The Goodyear Tire & Rubber Co.
78,511,000	9.500%, 05/31/2025	79,715,751
14,500,000	5.000%, 07/15/2029	13,721,327
		266,464,626

Automobiles: 1.6%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	10,627,762
	Ford Motor Credit Co. LLC
53,252,000	5.584%, 03/18/2024	53,186,457
10,000,000	4.687%, 06/09/2025	9,828,048
	Thor Industries, Inc.
10,000,000	4.000%, 10/15/2029 [3]	8,931,900
		82,574,167

Beverages: 0.4%
	Primo Water Holdings, Inc.
19,700,000	4.375%, 04/30/2029 [3]	18,174,189

Building Products: 1.2%
	Griffon Corp.
60,288,000	5.750%, 03/01/2028	59,310,430

Capital Markets: 1.8%
	Ares Capital Corp.
40,357,000	4.200%, 06/10/2024	39,979,079
	Oppenheimer Holdings, Inc.
50,650,000	5.500%, 10/01/2025	49,509,362
		89,488,441

Chemicals: 1.0%
	Consolidated Energy Finance SA
7,050,000	6.500%, 05/15/2026	6,443,559
31,700,000	5.625%, 10/15/2028 [3]	26,880,332
	INEOS Quattro Finance 2 PLC
17,500,000	9.625%, 03/15/2029 [3]	18,703,125
		52,027,016

Commercial Services & Supplies: 1.7%
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026	10,989,826
19,750,000	4.750%, 06/15/2029 [3]	18,621,100
	Pitney Bowes, Inc.
64,620,000	7.250%, 03/15/2029 [3]	55,399,049
		85,009,975

Computers & Peripherals: 2.4%
	CPI Acquisition, Inc.
50,543,000	8.625%, 03/15/2026 [3]	49,105,810
	Xerox Holdings Corp.
76,000,000	5.000%, 08/15/2025 [3]	74,522,700
		123,628,510

Construction & Engineering: 4.4%
	APi Group DE, Inc.
39,750,000	4.125%, 07/15/2029 [3]	36,445,234
	Global Infrastructure Solutions, Inc.
51,157,000	5.625%, 06/01/2029 [3]	46,778,028
	Great Lakes Dredge & Dock Corp.
30,747,000	5.250%, 06/01/2029 [3]	26,173,106
	New Enterprise Stone & Lime Co., Inc.
46,500,000	5.250%, 07/15/2028 [3]	44,417,730
	Tutor Perini Corp.
72,415,000	6.875%, 05/01/2025 [3]	70,753,247
		224,567,345

Consumer Finance: 4.5%
	Ally Financial, Inc.
14,820,000	3.875%, 05/21/2024	14,695,435
	Bread Financial Holdings, Inc.
49,250,000	7.000%, 01/15/2026 [3]	48,995,377
	Enova International, Inc.
4,960,000	8.500%, 09/01/2024 [3]	4,960,000
68,837,000	8.500%, 09/15/2025 [3]	67,703,599
11,750,000	11.250%, 12/15/2028 [3]	12,114,250
	FirstCash, Inc.
15,000,000	4.625%, 09/01/2028 [3]	14,017,910
19,500,000	5.625%, 01/01/2030 [3]	18,696,397
	OneMain Finance Corp.
45,848,000	6.875%, 03/15/2025	46,447,921
		227,630,889

Consumer Staples Distribution & Retail: 4.1%
	C&S Group Enterprises LLC
45,765,000	5.000%, 12/15/2028 [3]	36,869,657
	KeHE Distributors LLC / KeHE Finance Corp.
62,262,000	8.625%, 10/15/2026 [3]	62,544,669
	Performance Food Group, Inc.
19,500,000	4.250%, 08/01/2029 [3]	17,908,428
	SEG Holding LLC / SEG Finance Corp.
29,087,000	5.625%, 10/15/2028 [3]	29,228,072
	United Natural Foods, Inc.
50,549,000	6.750%, 10/15/2028 [3]	40,988,162
	US Foods, Inc.
23,384,000	4.750%, 02/15/2029 [3]	22,230,947
		209,769,935

Diversified Consumer Services: 0.1%
	Carriage Services, Inc.
7,800,000	4.250%, 05/15/2029 [3]	6,936,423

Electrical Equipment: 0.7%
	GrafTech Global Enterprises, Inc.
45,025,000	9.875%, 12/15/2028	34,781,812

Entertainment: 0.4%
	Banijay Entertainment SASU
19,500,000	8.125%, 05/01/2029 [3]	20,121,095

Financial Services: 4.2%
	Aviation Capital Group LLC
5,500,000	5.500%, 12/15/2024 [3]	5,472,825
	Burford Capital Global Finance LLC
25,489,000	6.250%, 04/15/2028 [3]	24,494,379
	HAS Capital Income Opportunity Fund II LLC
21,807,000	8.000%, 12/31/2024 (Cost $642,000, Acquisition dates 06/10/2026, 09/19/2016) [2,3,6]	11,141,153
	Nationstar Mortgage Holdings, Inc.
24,680,000	5.500%, 11/15/2025	24,560,216
13,250,000	5.000%, 02/01/2026	12,964,900
7,000,000	5.750%, 06/15/2027	6,867,945
20,820,000	5.500%, 04/15/2029 [3]	19,734,757
	PennyMac Financial Services, Inc.
56,030,000	5.375%, 10/15/2025	55,434,563
	United Wholesale Mortgage LLC
24,680,000	5.500%, 11/15/2025	24,560,216
7,000,000	5.750%, 06/15/2027	6,867,945
20,820,000	5.500%, 04/15/2029 [3]	19,734,757
		209,915,852

Food Products: 0.6%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
35,438,000	4.625%, 03/01/2029 [3]	30,722,602

Ground Transportation: 0.5%
	RXO, Inc.
24,500,000	7.500%, 11/15/2027	25,304,335

Health Care Providers & Services: 0.8%
	AMN Healthcare, Inc.
8,000,000	4.625%, 10/01/2027 [3]	7,577,600
	Owens & Minor, Inc.
36,210,000	4.500%, 03/31/2029 [3]	31,978,137
		39,555,737

Hotels, Restaurants & Leisure: 5.7%
	Carnival Corp.
23,616,000	7.625%, 03/01/2026 [3]	24,058,611
9,500,000	5.750%, 03/01/2027 [3]	9,283,860
19,750,000	6.000%, 05/01/2029 [3]	19,012,735
	Carrols Restaurant Group, Inc.
57,625,000	5.875%, 07/01/2029 [3]	50,960,507
	GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
37,675,000	7.000%, 08/15/2028 [3]	27,537,223
	Las Vegas Sands Corp.
91,351,900	3.200%, 08/08/2024	89,643,071
	NCL Corp. Ltd.
15,510,000	3.625%, 12/15/2024	15,093,212
12,000,000	5.875%, 03/15/2026 [3]	11,723,718
	Six Flags Theme Parks, Inc.
22,731,000	7.000%, 07/01/2025	22,851,247
	Travel + Leisure Co.
15,359,000	5.650%, 04/01/2024	15,352,089
		285,516,273

Household Durables: 3.3%
	Adams Homes, Inc.
29,500,000	9.250%, 10/15/2028 [3]	29,954,064
	Empire Communities Corp.
63,999,000	7.000%, 12/15/2025 [3]	63,264,611
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028 [3]	6,584,726
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027 [3]	23,825,204
	The New Home Co., Inc.
47,308,000	8.250%, 10/15/2027 [3]	44,180,941
		167,809,546

Industrial Conglomerates: 1.3%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
17,769,000	4.750%, 09/15/2024	17,671,484
18,133,000	6.375%, 12/15/2025	17,818,160
34,863,000	6.250%, 05/15/2026	33,289,724
		68,779,368

Industrial Power and Renewable Elecricity Products: 0.5%
	Vistra Operations Co. LLC
28,000,000	3.550%, 07/15/2024 [3]	27,611,893

IT Services: 2.5%
	Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
74,500,000	6.000%, 11/01/2029 [3]	67,171,808
	Unisys Corp.
66,074,000	6.875%, 11/01/2027 [3]	59,556,791
		126,728,599

Leisure Products: 0.1%
	Acushnet Co.
3,000,000	7.375%, 10/15/2028 [3]	3,131,745

Machinery: 2.4%
	The Manitowoc Co., Inc.
58,224,000	9.000%, 04/01/2026 [3]	58,656,572
	Wabash National Corp.
46,750,000	4.500%, 10/15/2028 [3]	42,241,730
	Westinghouse Air Brake Technologies Corp.
19,500,000	4.150%, 03/15/2024	19,420,377
		120,318,679

Media: 1.0%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
55,300,000	5.875%, 08/15/2027	52,039,490

Metals & Mining: 3.4%
	Century Aluminum Co.
25,165,000	7.500%, 04/01/2028 [3]	24,412,092
	Coeur Mining, Inc.
66,150,000	5.125%, 02/15/2029 [3]	61,015,106
	Hecla Mining Co.
61,347,000	7.250%, 02/15/2028	61,838,241
	SunCoke Energy, Inc.
26,325,000	4.875%, 06/30/2029 [3]	23,734,044
		170,999,483

Mortgage Real Estate Investment Trusts - REITS: 1.8%
	HAT Holdings I LLC / HAT Holdings II LLC
29,304,000	6.000%, 04/15/2025 [3]	29,251,836
31,200,000	3.375%, 06/15/2026 [3]	29,343,176
	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.
28,650,000	6.375%, 02/01/2027 [3]	27,083,703
	Starwood Property Trust, Inc.
6,407,000	3.750%, 12/31/2024 [3]	6,292,026
		91,970,741

Oil, Gas & Consumable Fuels: 3.7%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
39,778,000	9.250%, 07/15/2024 [3]	39,926,173
7,229,000	11.000%, 04/15/2025 [3]	7,350,415
29,232,000	9.750%, 07/15/2028 [3]	29,261,817
	Genesis Energy LP / Genesis Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	51,782,336
10,000,000	8.875%, 04/15/2030	10,347,310
	Global Partners LP / GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	30,092,565
	NGL Energy Operating LLC / NGL Energy Finance Corp.
17,390,000	7.500%, 02/01/2026 [3]	17,578,401
		186,339,017

Passenger Airlines: 2.6%
	Allegiant Travel Co.
45,200,000	7.250%, 08/15/2027 [3]	44,278,204
	Delta Air Lines, Inc.
44,840,000	2.900%, 10/28/2024	43,681,285
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
14,000,000	6.500%, 06/20/2027	14,050,617
	United Airlines, Inc.
33,074,000	4.375%, 04/15/2026 [3]	32,270,996
		134,281,102

Professional Services: 0.4%
	KBR, Inc.
20,000,000	4.750%, 09/30/2028 [3]	18,618,045

Software: 1.1%
	GGAM Finance Ltd.
39,500,000	7.750%, 05/15/2026 [3]	40,134,503
	NCR Voyix Corp.
5,750,000	5.000%, 10/01/2028 [3]	5,443,778
10,000,000	5.125%, 04/15/2029 [3]	9,516,165
		55,094,446

Specialized REITs: 0.4%
	Iron Mountain, Inc.
20,000,000	5.250%, 03/15/2028 [3]	19,456,126

Specialty Retail: 2.8%
	Ken Garff Automotive LLC
54,664,000	4.875%, 09/15/2028 [3]	51,957,641
	Penske Automotive Group, Inc.
6,559,000	3.500%, 09/01/2025	6,367,745
	Sonic Automotive, Inc.
34,500,000	4.625%, 11/15/2029 [3]	31,473,539
	Upbound Group, Inc.
57,600,000	6.375%, 02/15/2029 [3]	54,118,944
		143,917,869

Textiles, Apparel & Luxury Goods: 0.1%
	The William Carter Co.
3,000,000	5.625%, 03/15/2027 [3]	2,964,318

Trading Companies & Distributors: 5.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
15,533,000	2.875%, 08/14/2024	15,241,507
	Aircastle Ltd.
25,133,000	4.125%, 05/01/2024	24,939,837
	Avation Capital SA
69,877,650	9.000%, 10/31/2026 [3]	59,300,270
	Castlelake Aviation Finance DAC
52,500,000	5.000%, 04/15/2027 [3]	49,382,445
	Herc Holdings, Inc.
32,823,000	5.500%, 07/15/2027 [3]	32,425,963
	Macquarie Airfinance Holdings Ltd.
19,500,000	8.375%, 05/01/2028	20,439,315
7,000,000	8.125%, 03/30/2029 [3]	7,322,403
	WESCO Distribution, Inc.
36,966,000	7.125%, 06/15/2025	37,267,975
9,750,000	7.250%, 06/15/2028 [3]	10,026,156
		256,345,871

Transportation Infrastructure: 0.5%
	Signature Aviation US Holdings, Inc.
25,600,000	4.000%, 03/01/2028 [3]	23,470,848

TOTAL CORPORATE BONDS (Cost $3,926,227,929)		3,761,376,838

CONVERTIBLE BONDS: 4.0%
Automobile Components: 0.2%
	Patrick Industries, Inc.
11,250,000	1.750%, 12/01/2028	12,825,000

Automobiles: 0.1%
	Ford Motor Co.
5,775,000	N/A%, 03/15/2026 [9]	5,775,000

Broadline Retail: 0.1%
	Etsy, Inc.
7,750,000	0.250%, 06/15/2028	6,224,025

Consumer Finance: 0.8%
	EZCORP, Inc.
10,250,000	2.375%, 05/01/2025	9,615,525
9,750,000	3.750%, 12/15/2029 [3]	9,891,375
	LendingTree, Inc.
27,517,000	0.500%, 07/15/2025	22,976,695
		42,483,595

Health Care Equipment & Supplies: 0.6%
	Haemonetics Corp.
17,750,000	N/A%, 03/01/2026 [9]	15,886,250
	Integra LifeSciences Holdings Corp.
13,000,000	0.500%, 08/15/2025	12,272,000
		28,158,250

Hotels, Restaurants & Leisure: 0.1%
	NCL Corp. Ltd.
2,500,000	1.125%, 02/15/2027	2,295,250

IT Services: 0.4%
	BigBear.ai Holdings, Inc.
28,350,000	6.000%, 12/15/2026 [3]	19,207,125

Machinery: 0.2%
	John Bean Technologies Corp.
9,450,000	0.250%, 05/15/2026	8,574,930

Passenger Airlines: 0.2%
	Southwest Airlines Co.
7,675,000	1.250%, 05/01/2025	7,784,369

Personal Care Products: 0.2%
	Herbalife Ltd.
12,550,000	2.625%, 03/15/2024	12,411,950

Pharmaceuticals: 0.6%
	Jazz Investments I Ltd.
25,650,000	1.500%, 08/15/2024	25,002,338
6,650,000	2.000%, 06/15/2026	6,739,775

Software: 0.5%
	Envestnet, Inc.
9,490,000	0.750%, 08/15/2025	8,882,640
	Jamf Holding Corp.
10,600,000	0.125%, 09/01/2026	9,089,500
	Tyler Technologies, Inc.
6,750,000	0.250%, 03/15/2026	6,841,125
		24,813,265

TOTAL CONVERTIBLE BONDS (Cost $219,606,092)		202,294,872

Principal Amount
SHORT-TERM INVESTMENTS: 16.2%
Commercial Paper: 7.3%
Automobiles: 1.0%
	Harley-Davidson Corp.
25,000,000	6.037%, 01/03/2024 [1,7]	24,980,826
24,000,000	6.035%, 01/09/2024 [1,7]	23,959,194

Broadline Retail: 1.0%
	Dollarama, Inc.
49,000,000	5.787%, 01/10/2024 [1,7]	48,909,319

Chemicals: 0.9%
	FMC Corp.
49,000,000	6.126%, 01/16/2024 [1,7]	48,851,542

Construction & Engineering: 0.5%
	Quanta Services, Inc.
10,000,000	5.929%, 01/05/2024 [1,7]	9,988,829
14,000,000	5.905%, 01/17/2024 [1,7]	13,956,975

Consumer Staples Distribution & Retail: 0.5%
	Walgreens Boots Alliance, Inc.
24,000,000	6.287%, 01/04/2024 [1,7]	23,976,026

Electronic Equipment, Instruments & Components: 1.7%
	Arrow Electronics, Inc.
50,000,000	5.929%, 01/12/2024 [1,7]	49,887,018
	Jabil, Inc.
39,000,000	6.137%, 01/05/2024 [1,3,7]	38,953,931
		88,840,949

Financial Services: 0.6%
	Global Payments, Inc.
30,000,000	6.064%, 01/08/2024 [1,7]	29,949,587

Gas Utilities: 0.8%
	National Fuel Gas Co.
24,000,000	6.079%, 01/09/2024 [1,7]	23,960,000
15,000,000	6.094%, 01/25/2024 [1,7]	14,937,308

Trading Companies & Distributors: 0.3%
	Aviation Capital Group LLC
15,000,000	5.895%, 01/09/2024 [1,7]	14,974,753

Total Commercial Paper (Cost $367,444,789)		367,285,308

Shares
Money Market Funds: 8.9%
224,787,200	Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.221% [4]	224,787,200
224,789,171	MSILF Treasury Securities Portfolio - Class Institutional, 5.201% [4]	224,789,171
Total Money Market Funds: 8.9%		449,576,371

TOTAL SHORT-TERM INVESTMENTS (Cost $817,021,160)		816,861,679

TOTAL INVESTMENTS IN SECURITIES: 98.7% (Cost $5,111,024,813)		4,995,708,079
Other Assets in Excess of Liabilities: 1.3%		68,049,632
TOTAL NET ASSETS: 100.0%		$5,063,757,711

GBP - Great British Pound
REIT - Real Estate Investment Trust
T a

[1]	Non-income producing security.
[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[4]	Annualized seven-day effective yield as of December 31, 2023.
[5]	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.
[6]	Security considered restricted. As of December 31, 2023, the value of the restricted securities was $11,141,153 or 0.002% of net assets.
[7]	Rate represents the yield to maturity from purchase price.
[8]	Not a readily marketable security.
[9]	Zero Coupon Security.
[10]	Does not round to 0.0% or (0.0)%, as applicable.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Osterweis Strategic Income Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$–	$167,822,034	$167,822,034
Convertible Bonds	–	202,294,872	–	202,294,872
Convertible Preferred Stocks	–	–	46,944,450	46,944,450
Corporate Bonds	–	3,750,235,685	11,141,153	3,761,376,838
Short-Term Investments	449,576,371	367,285,308	–	816,861,679
Warrant	408,206	–	–	408,206
Total Investments in Securities	$449,984,577	$4,319,815,865	$225,907,637	$4,995,708,079

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2023	$157,804,479	$46,512,760	$10,602,149	$214,919,388
Acquisitions	-	-	-	-
Dispositions	(5,320,000)	-	-	(5,320,000)
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	(643,582)	-	-	(643,582)
Change in unrealized appreciation/depreciation	15,981,137	431,690	539,004	16,951,830
Transfer in and/or out of Level 3	-	-	-	-
Balance as of December 31, 2023	$167,822,034	$46,944,450	$11,141,153	$225,907,636

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2023	$15,981,137	$431,690	$539,004	$16,951,830

Type of Security	Fair Value at 12/31/23	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$25.3750
	$167,822,034	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$46,944,450	Convertible Valuation Model	Adjustment to yield	200 bps
Private Mortgage Backed Obligations	$11,141,153	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.